UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2007

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock

MUTUAL FUNDS

John Hancock

California Tax-Free Income Fund

Annual Report

8.31.07

TABLE OF CONTENTS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 18

Notes to financial
statements
page 24

Trustees and officers
page 35

For more information
page 40

CEO corner

To Our Shareholders,

Volatility returned to the U.S. stock market in the 12-month period ended August 31, 2007; however, stocks still posted a strong gain of 15.13%, as measured by the Standard & Poor’s 500 Index. The market experienced a particularly sharp downturn in August, as the subprime mortgage market’s woes increased. Rising defaults and an ensuing credit crunch caused heightened fears about their potential impact on U.S. economic growth. Foreign markets felt some ripple effects from the subprime issue, but they continued nonetheless to benefit from solid economic growth and outperformed the U.S. market in this period.

During this period of volatility, the U.S. stock market also passed a significant milestone — the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high for the first time on May 30, 2007. During that period, the S&P 500 Index experienced five significant short-term sell-offs of 6% or more, with the August subprime-induced meltdown being the most recent.

This nearly complete market cycle highlights the importance of two investment principles you have heard us speak of often: diversification and patience. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

The recent volatility in the securities markets has prompted many investors to question how long this type of market cycle will last. History tells us it will indeed end and that when it does, today’s leaders may well turn into laggards and vice versa. The subprime mortgage market woes are just the latest example of why investors should be both patient and well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 31, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes. In pursuing this goal, the Fund normally invests at least 80% of its assets in securities of any maturity exempt from federal and California personal income tax.

Over the last twelve months

► Municipal bonds gained modestly as subprime mortgage lending woes led to a more volatile environment.

► The Fund outpaced its peer group average but trailed its benchmark index.

► Essential services and land development bonds posted the best results, while tobacco and education bonds lagged.

Top 10 holdings
Santa Ana Financing Auth, 7-1-24, 6.250%	3.6%

Golden State Tobacco Securitization Corp, 6-1-35, 5.000%	3.2%

San Bernardino, County of, 8-1-17, 5.500%	2.9%

Puerto Rico Aqueduct & Sewer Auth, 7-1-11, 7.970%	2.6%

California, State of, 3-1-16, 5.041%	2.1%

Puerto Rico, Commonwealth of, 7-1-15, 6.500%	2.1%

New Haven Unified School District, 8-1-22, Zero	2.0%

Santa Clara County Financing Auth, 5-15-17, 5.500%	1.9%

California, State of, 4-1-29, 4.750%	1.8%

Foothill/Eastern Transportation Corridor Agency, 1-15-36, Zero	1.7%

As a percentage of net assets on August 31, 2007.

Managers’ report

John Hancock
California Tax-Free Income Fund

In an increasingly unsettled investment environment, municipal bonds managed to post modestly positive results for the year ended August 31, 2007. The Lehman Brothers Municipal Bond Index advanced 2.30% for the one-year period; by comparison, the Lehman Brothers U.S. Aggregate Index — a broad measure of the taxable bond market — returned 5.26% .

The municipal bond market was relatively calm during the first eight months of the period. Slowing but still moderate U.S. economic growth, a stable interest rate policy from the Federal Reserve and balanced supply and demand in the municipal market contributed to a quiet environment for municipal bonds from September 2006 through April 2007, when interest income provided nearly all of the performance.

However, volatility increased markedly over the last four months as fallout from the declining housing and subprime mortgage sectors spread to other segments of the economy and financial markets. The ensuing flight to quality, resulting from investors fleeing riskier investments, led to a sell-off in the municipal bond market, most notably among lower-quality bonds.

Municipal bond issuance, which increased over the past several years as interest rates remained relatively low, was strong for most of the one-year period, dropping off only in the last two months as yields rose. Healthy demand from hedge funds and other non-traditional municipal

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE ... AND WHAT’S BEHIND THE NUMBERS

Land development	▲	Securities backed by seasoned projects held up well amid the
bonds		subprime mortgage meltdown

Shorter-term bonds	▲	Held up better in the market sell-off late in the one-year period

Private higher	▼	Lower-quality bonds gave back gains from earlier in the year amid
education bonds		increased volatility

Portfolio Managers, MFC Global Investment Management (U.S.) LLC Dianne M. Sales, CFA, and Frank A. Lucibella, CFA

buyers absorbed the bulk of the new supply, but many of these non-traditional investors shifted away from the municipal market in recent months, contributing to the sell-off.

California credit environment

Municipal credit quality in California was largely unchanged over the past 12 months, despite concerns about the subprime mortgage effects in a state that had experienced strong real estate growth. The state’s economy, as expected, showed modestly slowing growth, and tax revenues, although down slightly, remained in the expected range. Governor Arnold Schwarzenegger, who was elected to a second term in November 2006, and the state legislature have put a reasonable budget in place for the 2008 fiscal year. However, lingering structural imbalances from the 2001 downturn have yet to be addressed by the state government and could create challenges if tax revenues decline further.

“In an increasingly unsettled
investment environment,
municipal bonds managed to post
modestly positive results for the
year ended August 31, 2007.”

Fund performance

For the year ended August 31, 2007, John Hancock California Tax-Free Income Fund’s Class A, Class B and Class C shares posted total returns of 1.34%, 0.48% and 0.48%, respectively, at net asset value. By comparison, the average return of Morningstar, Inc.’s muni California long fund category was 0.77% 1 and the Lehman Brothers Municipal Bond Index returned 2.30% . Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period or did not reinvest all distributions. See pages six and seven for historical performance information.

California Tax-Free Income Fund

Playing defense

The portfolio’s outperformance of its peer group average resulted, we believe, from a successful balancing act between interest rate sensitivity and credit risk. When one of these aspects detracted from performance over the past year, the other contributed positively, keeping the portfolio on an even keel in an increasingly volatile environment.

The portfolio benefited from its exposure to bonds with more defensive characteristics, including shorter maturities and higher interest rates (or coupons). Shorter-term bonds and high-coupon bonds both tend to have less interest rate sensitivity and, consequently, they experienced less price declines as yields rose late in the period.

During the past year, we positioned the portfolio to benefit from a steeper yield curve — in other words, a wider gap between short- and long-term municipal bond yields. This strategy, however, did not pay off until the last six weeks of the period, when the yield curve grew steeper during the municipal market sell-off.

SECTOR DISTRIBUTION[2]

General obligation
bonds	15%

Revenue bonds

Transportation	10%

Special tax	8%

Correctional facilities	8%

Health	7%

Water & sewer	6%

Tobacco	6%

Tax allocation	4%

Leasing contracts	3%

Economic development	3%

Pollution	2%

Housing	1%

Redevelopment land	1%

Electric	1%

Certificate of
participation	1%

Public facility	1%

Other	23%

Sector performance

The portfolio’s essential services bonds, which finance projects related to electricity, water and sewer services, performed well during the period. The high quality, higher coupons and lower volatility of these bonds allowed them to outperform during the recent sell-off as investors shifted away from riskier securities.

One surprising area of strength was our land development bonds. While the subprime mortgage problems weighed on many newer securities associated with the property markets, the portfolio’s more seasoned land-based bonds held up reasonably well. The Fund had no securities directly impacted by the subprime mortgage meltdown, and we have been very selective in this segment of the market. More seasoned projects have lower cost basis, and are already fully or substantially developed. These securities are typically less vulnerable to the vagaries of the real estate market than bonds financing projects that are still in the early stages of development.

California Tax-Free Income Fund

The weaker performers in the portfolio over the past year included tobacco and education bonds. Tobacco bonds are backed by a legal settlement between the major tobacco companies and 46 states, including California. Here coupon structures on a few larger pieces hampered returns for the overall sector. Among education bonds, widening credit spreads on lower-grade private higher education projects offset the positive returns of the higher-grade names. These names were among the performance leaders in the first half of the period but gave back most of their gains in the last six months.

“The portfolio’s essential services
bonds, which finance projects
related to electricity, water and
sewer services, performed well
during the period.”

Outlook

The recent events in the mortgage and housing markets are likely to have a dampening effect on the U.S. economy, but the extent of this impact is unclear. To date, the domestic economy has held up reasonably well, and economic growth on a global scale continues to strengthen. Nonetheless, the Fed, which cut its discount rate in mid-August, is widely expected to lower its federal funds rate in September.

Given the uncertain economic and credit environment, we expect the municipal bond market to remain volatile in the coming months. This volatility may present opportunities for us to find more attractive values and capture higher yields, enhancing the level of tax-free income the portfolio produces.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on August 31, 2007.

California Tax-Free Income Fund

A look at performance

For the periods ended August 31, 2007

		Average annual returns				Cumulative total returns					SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)					day yield
	Inception				Since					Since	as of
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception	8-31-07

A	12-29-89	–3.26%	2.83%	4.29%	—	–5.95%	–3.26%	14.99%	52.15%	—	4.04%

B	12-31-91	–4.37	2.56	4.11	—	–6.75	–4.37	13.48	49.55	—	3.39

C	4-1-99	–0.49	2.91	—	3.38%	–2.90	–0.49	15.40	—	32.33%	3.38

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The gross expenses are as follows: Class A — 0.82%, Class B — 1.67%, Class C — 1.67% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

California Tax-Free Income Fund

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in California Tax-Free Income Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Municipal Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	8-31-97	$14,955	$14,955	$16,736

C2	4-1-99	13,233	13,233	14,990

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of August 31, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

California Tax-Free Income Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2007, with the same investment held until August 31, 2007.

	Account value	Ending value	Expenses paid during period
	on 3-1-07	on 8-31-07	ended 8-31-07[1]

Class A	$1,000.00	$984.90	$4.07

Class B	1,000.00	980.70	8.32

Class C	1,000.00	980.70	8.32

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

California Tax-Free Income Fund

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2007, with the same investment held until August 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 3-1-07	on 8-31-07	ended 8-31-07 [1]

Class A	$1,000.00	$1,021.10	$4.14

Class B	1,000.00	1,016.80	8.47

Class C	1,000.00	1,016.80	8.47

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.81%, 1.66% and 1.66% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

California Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-07

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 100.03%					$328,780,916

(Cost $313,711,109)

California 89.97%					295,708,955

ABAG Finance Auth for
Nonprofit Corps,
Rev San Diego Hosp Assn Ser 2001A	6.125%	08-15-20	BBB+	$2,000	2,078,720

Anaheim, City of,
Rev Ref Cert of Part Reg
Convention Ctr (P)	9.035	07-16-23	AAA	2,000	2,087,640

Anaheim Public Financing Auth,
Rev Lease Cap Apprec Sub Pub Imp
Proj Ser 1997C	Zero	09-01-18	AAA	3,000	1,825,560

Antioch Public Financing Auth,
Rev Ref Reassessment Sub
Ser 1998B (G)	5.850	09-02-15	BB+	1,375	1,419,440

Bay Area Toll Auth,
Rev Ref Toll Bridge Ser 2007F	5.000	04-01-31	AA	5,000	5,126,100

Belmont Community Facilities District,
Rev Special Tax Dist No. 2000 1
Library Proj Ser 2004A	5.750	08-01-24	Aaa	1,000	1,143,040

California County Tobacco
Securitization Agency,
Rev Asset Backed Bond Fresno
County Fdg Corp	6.000	06-01-35	BBB	1,765	1,772,025
Rev Asset Backed Bond Kern County
Corp Ser 2002A	6.125	06-01-43	BBB	5,000	5,045,450
Rev Asset Backed Bond Los Angeles
County (Step Coupon 5.250%,
12-1-10) (O)	Zero	06-01-21	Baa3	5,000	3,992,050
Rev Asset Backed Bond Sanislaus
Fdg Ser 2002A	5.500	06-01-33	Baa3	1,000	991,740

California Department of Water
Resources,
Rev Pwr Supply Ser 2002A	5.375	05-01-21	A–	4,000	4,331,320

California Educational
Facilities Auth,
Rev College & Univ Proj	5.000	02-01-26	Baa3	4,525	4,300,062

See notes to financial statements

California Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

California (continued)

Rev Ref Pooled College & Univ
Financing Ser 1993B	6.125%	06-01-09	Baa2	$15	$15,031
Rev Ref Woodbury Univ	5.000	01-01-25	BBB–	1,800	1,713,636
Rev Ref Woodbury Univ	5.000	01-01-30	BBB–	2,000	1,869,720
Rev Univ of San Diego Ser 2002A	5.500	10-01-32	A2	1,435	1,490,448

California Health Facilities
Financing Auth,
Rev Catholic Healthcare West
Ser 2004G	5.250	07-01-23	A	1,000	1,016,560
Rev Kaiser Permanente Ser 2006A	5.250	04-01-39	A+	2,500	2,508,450
Rev Ref Insd Hlth Facil-Small
Facil Ser 1994B	7.500	04-01-22	A+	520	521,290

California Infrastructure &
Economic Development Bank,
Rev J David Gladstone Inst Proj	5.250	10-01-34	A–	1,000	1,008,820
Rev Kaiser Hosp Asst I LLC
Ser 2001A	5.550	08-01-31	A+	3,000	3,067,770
Rev Performing Arts Center	5.000	12-01-27	A	500	502,750

California Municipal
Finance Auth,
Rev Ref Amern Heritage Education
Foundation Proj Ser 2006A	5.250	06-01-26	BBB–	1,000	962,970

California Pollution Control
Financing Auth,
Rev Poll Control Pacific Gas &
Electric Ser 1996A	5.350	12-01-16	AAA	1,000	1,049,570
Rev Solid Waste Disposal Keller
Canyon Landfill Co Proj	6.875	11-01-27	BB–	2,000	2,010,800
Rev Waste Mgmt Inc Proj Ser 2005C	5.125	11-01-23	BBB	2,000	1,893,560

California, State of,
Gen Oblig Unltd	5.125	04-01-23	A+	2,000	2,065,860
Gen Oblig Unltd	5.125	11-01-24	A+	3,500	3,603,145
Gen Oblig Unltd Ref (P)	5.041	03-01-16	AAA	6,255	7,018,485
Gen Oblig Unltd Ref	4.750	04-01-29	AAA	6,000	5,975,700
Rev Economic Recovery
Ser 2004C-5 (P)	3.790	07-01-23	AA+	5,000	5,000,000

California State Public
Works Board,
Rev Lease Dept of Corrections
Ser 2003C	5.500	06-01-18	A	5,000	5,346,900
Rev Ref Lease Dept of Corrections
State Prisons Ser 1993A	5.000	12-01-19	AAA	5,000	5,277,000

California State University,
Rev Ref Systemwide Ser 2005C	5.000	11-01-38	AAA	5,000	5,114,050

California Statewide Communities
Develop Auth,
Ref Rev Cert of Part Univ Corp
Calif State Univ	6.000	04-01-26	AAA	680	684,461
Rev Ref Sr Living Presbyterian
Homes Ser 2006A	4.875	11-15-36	BBB+	2,000	1,797,800

See notes to financial statements

California Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

California (continued)

California Statewide Financing Auth,
Rev Tobacco Settlement Asset
Backed Bond 2002A	6.000%	05-01-37	Baa3	$2,500	$2,509,825
Rev Tobacco Settlement Asset
Backed Bond 2002B	6.000	05-01-37	Baa3	4,000	4,015,720

Capistrano Unified School District,
Rev Spec Tax Cmty Facil Dist No.
90 2 (G)	6.000	09-01-33	BB	750	770,100
Rev Spec Tax Cmty Facil Dist No.
90 2 (G)	5.875	09-01-23	BB	500	516,685
Rev Spec Tax Cmty Facil Dist No.
92 1 (G)	7.100	09-01-21	AA	1,950	1,989,000
Rev Spec Tax Cmty Facil Dist No.
98 2 (G)	5.750	09-01-29	AA	2,470	2,616,125

Center Unified School District,
Gen Oblig Unltd Ref Cap Apprec
Ser 1997C	Zero	09-01-16	AAA	2,145	1,465,614

Chula Vista Industrial
Development Agency,
Rev Ref Tax Alloc Bayfront
Ser 2006B (G)	5.250	10-01-27	BB+	1,250	1,209,275

Cloverdale Community
Development Agency,
Rev Tax Allocation Redev
Proj (G)(N)	5.500	09-01-38	BB+	3,000	2,900,490

Contra Costa County Public
Financing Auth,
Rev Ref Lease Various Cap Facil
Ser 1999 A	5.000	06-01-28	AAA	3,000	3,070,675

Corona Community Facilities
District,
Rev Special Tax Escrow 97 2 (G)	5.875	09-01-23	BB+	1,300	1,323,361

Folsom Public Financing Auth,
Rev Spec Tax Ser 2007B	5.125	09-01-26	BB	1,000	961,840

Foothill/Eastern Transportation
Corridor Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-25	BBB–	6,615	2,427,837
Rev Ref Toll Rd Cap Apprec	Zero	01-15-36	BBB–	30,000	5,598,300

Fresno Joint Powers
Financing Auth,
Rev Ref Ser 1994A	6.550	09-02-12	BBB+	700	701,281

Fresno, City of,
Rev Swr Ser A 1	5.250	09-01-19	AAA	1,000	1,081,400

Fullerton Community Facilities
District,
Rev Spec Tax Amerige Heights Dist
No. 1 (G)	6.200	09-01-32	BB	1,000	1,030,860

Golden State Tobacco
Securitization Corp,
Rev Asset Backed Bond Ser 2003A	6.250	06-01-33	BBB	3,000	3,283,320
Rev Asset Backed Bond Ser 2005A	5.000	06-01-35	AAA	10,500	10,633,770

See notes to financial statements

California Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

California (continued)

Inglewood Unified School District
Facilities Financing Auth,
Rev Ref Ser 2007	5.250%	10-15-26	AAA	$5,000	$5,442,500

Irvine, City of,
Rev Meadows Mobile Home Park
Ser 1998A (G)	5.700	03-01-28	BBB–	3,975	3,992,768

Laguna Salada Union School District,
Gen Oblig Unltd Ser 2000C	Zero	08-01-26	AAA	1,000	407,680

Lancaster School District,
Rev Ref Cert of Part Cap Apprec	Zero	04-01-19	AAA	1,730	1,018,088
Rev Ref Cert of Part Cap Apprec	Zero	04-01-22	AAA	1,380	690,000

Lee Lake Water District,
Rev Spec Tax Cmty Facil Dist No.
2 Montecito Ranch (G)	6.125	09-01-27	BB	1,200	1,235,832

Long Beach, City of,
Rev Ref Harbor Ser 1998A	6.000	05-15-18	AAA	2,660	3,005,481
Rev Spec Tax Cmty Facil Dist No.
6 Pike (G)	6.250	10-01-26	BB–	2,500	2,598,850

Los Angeles Community Facilities
District,
Rev Spec Tax No. 3 Cascades
Business Park Proj (G)	6.400	09-01-22	BB+	655	669,272

Los Angeles Unified School
District,
Gen Oblig Unltd Election of 1997
Ser 2002E	5.500	07-01-17	AAA	1,500	1,626,015
Gen Oblig Unltd Ser 2003A	5.000	07-01-23	AAA	5,000	5,332,600

Millbrae, City of,
Rev Magnolia of Milbrae Proj
Ser 1997A (G)	7.375	09-01-27	BB	2,500	2,577,275

Modesto, City of,
Rev Spec Tax Cmnty Facs Dist No.
04-1 2 (G)	5.100	09-01-26	BB	3,000	2,876,700

New Haven Unified School
District,
Gen Oblig Unltd Cap Apprec
Ser 1998B	Zero	08-01-22	AAA	14,200	6,449,782

Northern California
Transmission Agency,
Rev Ref Calif-Oregon Transm Proj
Ser 1990A	7.000	05-01-13	AAA	100	112,716

Orange Cove Irrigation District,
Rev Ref Cert of Part Rehab Proj	5.000	02-01-17	AAA	2,045	2,056,125

Orange, County of,
Rev Spec Assessment Imp Bond Act
1915 Ltd Oblig (G)	5.750	09-02-33	BB	1,570	1,592,231
Rev Spec Tax Cmty Facil Dist No.
1 Ladera Ranch Ser 2000A (G)	6.250	08-15-30	BB+	1,000	1,024,840

See notes to financial statements

California Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

California (continued)

Oxnard, City of,
Rev Special Tax District No. 3 —
Seabridge (G)	5.000%	09-01-35	BB	$1,500	$1,381,455

Paramount Unified School
District,
Gen Oblig Unltd Cap Apprec Bonds
Ser 2001B	Zero	09-01-25	AAA	4,735	1,977,525

Pasadena, City of,
Cert of Part Ref Old Pasadena
Parking Facil Proj	6.250	01-01-18	AA	985	1,098,245

Poway, City of,
Rev Ref Cmty Facil Dist No. 88 1
Pkwy Business Ctr (G)	6.750	08-15-15	BB	1,000	1,036,130

Rancho Santa Fe Community
Services District,
Rev Spec Tax Cmty Facil Dist No. 1 (G)	6.700	09-01-30	BB	1,000	1,035,060

Redondo Beach Public
Financing Auth,
Rev South Bay Center Redevel
Proj (G)	7.000	07-01-16	BBB+	885	895,239

Ripon Redevelopment Agency,
Rev Ref Community
Redevelopment Proj	4.750	11-01-36	Aaa	1,700	1,645,158

Riverside County Asset
Leasing Corp,
Rev Leasehold Linked Ctfs
Riverside County Ser 1993A	6.500	06-01-12	A2	1,000	1,088,910

Roseville Natural Gas
Finance Auth,
Rev Asset Backed Bond	5.000	02-15-24	AA–	1,000	1,002,200

Sacramento City Financing Auth,
Rev Convention Ctr Hotel Sr
Ser 1999A (G)	6.250	01-01-30	BB+	5,000	5,009,400

San Bernardino, County of,
Rev Cert of Part Cap Facil Proj
Ser 1992B	6.875	08-01-24	AAA	350	438,634
Rev Ref Cert of Part Med Ctr
Fin Proj	5.500	08-01-17	AAA	8,750	9,461,287

San Bruno Park School District,
Gen Oblig Unltd Cap Apprec
Ser 2000B	Zero	08-01-21	AAA	1,015	532,449
Gen Oblig Unltd Cap Apprec
Ser 2000B	Zero	08-01-23	AAA	1,080	508,410

San Diego County Water Auth,
Rev Ref Cert of Part Inverse
Floater (M)(P)	7.424	04-23-08	AAA	1,000	1,025,160
Rev Ref Cert of Part Inverse
Floater (M)(P)	7.424	04-22-09	AAA	400	425,248

San Diego Redevelopment Agency,
Rev Ref Tax Alloc Cap Apprec
Ser 1999B (G)	Zero	09-01-17	BB	1,600	937,264

See notes to financial statements

California Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

California (continued)

Rev Ref Tax Alloc Cap Apprec
Ser 1999B (G)	Zero	09-01-18	BB	$1,700	$930,053
Rev Ref Tax Alloc City Heights
Proj Ser 1999A (G)	5.800%	09-01-28	BB	1,395	1,405,072
Rev Tax Alloc City Heights Proj
Ser 1999A (G)	5.750	09-01-23	BB	1,000	1,010,390

San Diego Unified School
District,
Gen Oblig Ref Election 1998
Ser 2006F-1	5.250	07-01-28	AAA	5,000	5,503,250
Gen Oblig Unltd Cap Apprec
Ser 1999A	Zero	07-01-21	AAA	2,500	1,316,525
Gen Oblig Unltd Election of 1998
Ser 2000B	5.000	07-01-25	AAA	2,450	2,530,140

San Francisco Bay Area Rapid
Transit District,
Gen Oblig Unltd Election of 2004
Ser 2007B	5.000	08-01-32	AAA	2,000	2,065,300

San Francisco City & County
Redevelopment Agency,
Rev Cmty Facil Dist No. 6 Mission
Ser 2001A (G)	6.000	08-01-25	BB	2,500	2,538,100
Rev Spec Tax Cmnty Facil Dist No.
6 Ser 2005A (G)	5.150	08-01-35	BB	1,250	1,152,813

San Francisco State
Building Auth,
Rev Ref Lease Dept of Gen Serv
Ser 1993A	5.000	10-01-13	A	2,145	2,229,277

San Joaquin, County of,
Cert of Part Cnty Admin Bldg	5.000	11-15-29	AAA	2,965	3,021,780

San Joaquin Hills Transportation
Corridor Agency,
Rev Ref Toll Rd Conv Cap Apprec
Ser 1997A	5.750	01-15-21	BB–	5,000	5,035,900
Rev Toll Rd Sr Lien	Zero	01-01-14	AAA	5,000	3,888,350
Rev Toll Rd Sr Lien	Zero	01-01-22	AAA	6,500	3,349,255

San Marcos Public
Facilities Auth,
Rev Sub Tax Increment Proj Area 3
Ser 1999A (G)	6.000	08-01-31	AA	1,305	1,378,576

San Mateo County Joint
Power Auth,
Rev Ref Lease Cap Proj Prog	5.000	07-01-21	AAA	1,815	1,917,185

Santa Ana Financing Auth,
Rev Lease Police Admin & Hldg
Facil Ser 1994A	6.250	07-01-19	AAA	1,790	2,088,286
Rev Lease Police Admin & Hldg
Facil Ser 1994A	6.250	07-01-24	AAA	10,000	11,926,000
Rev Ref Mainplace Proj
Ser 1998D (G)	5.600	09-01-19	BBB–	1,000	1,035,200

See notes to financial statements

California Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

California (continued)

Santa Clara County
Financing Auth,
Rev Ref Lease Multiple Facil
Projs Ser 2000B	5.500%	05-15-17	AAA	$6,000	$6,330,540

Santa Clara, County of,
General Obligation Unltd	5.250	09-01-24	AAA	2,500	2,718,025

Santa Fe Springs Community
Development Commission,
Rev Tax Alloc Cap Apprec Cons
Redev Proj Ser 2006A	Zero	09-01-20	AAA	1,275	690,119

Santa Margarita Water District,
Rev Spec Tax Cmty Facil Dist No.
99 1 (G)	6.000	09-01-30	BB+	500	559,005

Santaluz Community Facilities District,
Rev Spec Tax Dist No. 2 Imp Area
No. 1 (G)	6.375	09-01-30	BB	1,495	1,501,802

Southern California Public
Power Auth,
Rev Ref Southern Transm Proj	Zero	07-01-13	AAA	4,400	3,500,332

Tobacco Securitization Auth of
Northern California,
Rev Asset Backed Bond Ser 2001A	5.375	06-01-41	AAA	1,000	1,061,070

Torrance, City of,
Rev Ref Hosp Torrance Mem Med Ctr
Ser 2001A	5.500	06-01-31	A+	2,000	2,032,360

Tustin Unified School District,
Rev Spec Tax Cmty Facil Dist No. 97 1	6.375	09-01-35	AAA	1,000	1,047,000

Vallejo Sanitation and Flood
Control District,
Rev Ref Cert of Part	5.000	07-01-19	AAA	2,500	2,659,650

West Covina Redevelopment Agency,
Rev Ref Cmty Facil Dist Fashion
Plaza Proj	6.000	09-01-22	AA	3,000	3,347,670

Puerto Rico 10.06%					33,071,961

Puerto Rico Aqueduct &
Sewer Auth,
Rev Inverse Floater (Gtd) (M)(P)	7.970	07-01-11	AAA	7,500	8,682,600

Puerto Rico, Commonwealth of,
Gen Oblig Unltd	6.500	07-01-15	BBB–	6,000	6,873,840
Rev Hosp de la Concepcion
Ser 2000A	6.500	11-15-20	AA	500	538,650

Puerto Rico Highway &
Transportation Auth,
Rev Ref Ser 1996Z	6.250	07-01-14	AAA	3,250	3,718,748
Rev Ref Ser 1998A	5.000	07-01-38	BBB+	4,810	4,911,635
Rev Ref Ser 1998A	5.000	07-01-38	BBB+	190	192,388

See notes to financial statements

California Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Puerto Rico (continued)

Puerto Rico Ind’l, Tourist, Ed’l,
Med & Environmental Control
Facilities Financing Auth,
Gen Oblig Unltd Ser 975 (P)	5.750%	07-01-18	Aaa	$5,000	$5,534,300

Puerto Rico Public Finance Corp,
Rev Commonwealth Approp Ser 2002E	5.700	08-01-25	Aaa	2,500	2,619,800

			Interest	Par value
Issuer, description, maturity date			rate	(000)	Value

Short-term investments 0.02%					$71,000

(Cost $71,000)

Joint Repurchase Agreement 0.02%					71,000

Joint Repurchase Agreement with Barclays Plc dated 8-31-2007 at
5.100% to be repurchased at $71,040 on 9-4-2007,
collateralized by $70,758 of U.S. Treasury Inflation Indexed
Note, 2.000%, due 1-15-16 (valued at $72,420,
including interest)			5.100%	$71	71,000

Total investments (Cost $313,782,109) 100.05%					$328,851,916

Other assets and liabilities, net (0.05%)					($177,078)

Total net assets 100.00%					$328,674,838

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service or Fitch where Standard & Poor’s ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(M) Inverse floater bond purchased on secondary market.

(N) This security having an aggregate value of $2,900,490 or 0.88% of the Fund’s net assets, has been purchased on a when-issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when-issued commitments. Accordingly, the market value of $2,957,648 of Santa Ana Financing Auth, 6.250%, 7-1-24 has been segregated to cover the when-issued commitments.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

See notes to financial statements

California Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-07

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $313,782,109)	$328,851,916
Receivable for shares sold	275,332
Interest receivable	4,080,471
Other assets	99,370

Total assets	333,307,089

Liabilities

Payable for settlement of investments purchased on a when-issued basis	2,850,540
Payable for investments purchased	971,509
Payable for shares repurchased	395,925
Dividends payable	38,895
Payable to affiliates
Management fees	153,246
Distribution and service fees	5,760
Other	21,237
Other payables and accrued expenses	195,139

Total liabilities	4,632,251

Net assets

Capital paid-in	313,312,727
Accumulated net realized gain on investments	253,425
Net unrealized appreciation of investments	15,069,807
Accumulated net investment income	38,879

Net assets	$328,674,838

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($303,722,909 ÷ 28,622,774 shares)	$10.61
Class B ($14,698,007 ÷ 1,385,096 shares)[1]	$10.61
Class C ($10,253,922 ÷ 966,341 shares)[1]	$10.61

Maximum offering price per share

Class A2 ($10.61 ÷ 95.5%)	$11.11

1 Redemption price is equal to the net asset value less any applicable continent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

California Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 8-31-07

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$17,070,791

Total investment income	17,070,791

Expenses

Investment management fees (Note 2)	1,825,003
Distribution and service fees (Note 2)	740,971
Transfer agent fees (Note 2)	127,545
Accounting and legal services fees (Note 2)	40,057
Compliance fees	7,994
Custodian fees	84,887
Professional fees	46,698
Printing fees	23,732
Blue sky fees	14,647
Trustees’ fees	14,240
Miscellaneous	21,610

Total expenses	2,947,384
Less expense reductions (Note 2)	(979)

Net expenses	2,946,405

Net investment income	14,124,386

Realized and unrealized gain (loss)

Net realized gain on investments	1,521,490
Change in net unrealized appreciation (depreciation) of investments	(11,454,555)

Net realized and unrealized loss	(9,933,065)

Increase in net assets from operations	$4,191,321

See notes to financial statements

California Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	8-31-06	8-31-07

Increase (decrease) in net assets

From operations
Net investment income	$14,766,240	$14,124,386
Net realized gain	2,994,563	1,521,490
Change in net unrealized appreciation (depreciation)	(7,884,136)	(11,454,555)

Increase in net assets resulting from operations	9,876,667	4,191,321

Distributions to shareholders
From net investment income
Class A	(13,401,500)	(13,058,903)
Class B	(1,031,238)	(664,098)
Class C	(257,800)	(323,845)
	(14,690,538)	(14,046,846)
From Fund share transactions	(12,939,321)	10,655,928
Total increase (decrease)	(17,753,192)	800,403

Net assets

Beginning of year	345,627,627	327,874,435

End of year[1]	$327,874,435	$328,674,838

1 Includes accumulated net investment income of $38,879 and $38,879, respectively.

See notes to financial statements

California Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-03[1]	8-31-04[1]	8-31-05[1]	8-31-06	8-31-07

Per share operating performance

Net asset value,
beginning of period	$11.06	$10.60	$10.91	$11.08	$10.93
Net investment income[2]	0.53	0.52	0.51	0.49	0.47
Net realized and unrealized
gain (loss) on investments	(0.47)	0.30	0.16	(0.15)	(0.32)
Total from investment operations	0.06	0.82	0.67	0.34	0.15
Less distributions
From net investment income	(0.52)	(0.51)	(0.50)	(0.49)	(0.47)
Net asset value, end of period	$10.60	$10.91	$11.08	$10.93	$10.61
Total return[3] (%)	0.48	7.84	6.24	3.19[4]	1.34[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$308	$308	$306	$296	$304
Ratio of net expenses to average
net assets (%)	0.84	0.83	0.86	0.82	0.81
Ratio of gross expenses to average
net assets (%)	0.84	0.83	0.86	0.82[5]	0.81[5]
Ratio of net investment income
to average net assets (%)	4.79	4.72	4.59	4.53	4.33
Portfolio turnover (%)	18	21	13	33	41

See notes to financial statements

California Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-03[1]	8-31-04[1]	8-31-05[1]	8-31-06	8-31-07

Per share operating performance

Net asset value,
beginning of period	$11.06	$10.60	$10.91	$11.08	$10.93
Net investment income[2]	0.44	0.42	0.41	0.40	0.38
Net realized and unrealized
gain (loss) on investments	(0.47)	0.31	0.16	(0.15)	(0.32)
Total from investment operations	(0.03)	0.73	0.57	0.25	0.06
Less distributions
From net investment income	(0.43)	(0.42)	(0.40)	(0.40)	(0.38)
Net asset value, end of period	$10.60	$10.91	$11.08	$10.93	$10.61
Total return[3] (%)	(0.37)	6.93	5.35	2.32[4]	0.48[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$55	$43	$32	$24	$15
Ratio of net expenses to average
net assets (%)	1.69	1.69	1.71	1.67	1.66
Ratio of gross expenses to average
net assets (%)	1.69	1.69	1.71	1.67[5]	1.66[5]
Ratio of net investment income
to average net assets (%)	3.95	3.87	3.75	3.68	3.47
Portfolio turnover (%)	18	21	13	33	41

See notes to financial statements

California Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-03[1]	8-31-04[1]	8-31-05[1]	8-31-06	8-31-07

Per share operating performance

Net asset value,
beginning of period	$11.06	$10.60	$10.91	$11.08	$10.93
Net investment income[2]	0.43	0.42	0.41	0.40	0.37
Net realized and unrealized
gain (loss) on investments	(0.47)	0.31	0.16	(0.15)	(0.31)
Total from investment operations	(0.04)	0.73	0.57	0.25	0.06
Less distributions
From net investment income	(0.42)	(0.42)	(0.40)	(0.40)	(0.38)
Net asset value, end of period	$10.60	$10.91	$11.08	$10.93	$10.61
Total return[3] (%)	(0.37)	6.93	5.35	2.32[4]	0.48[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$9	$7	$7	$8	$10
Ratio of net expenses to average
net assets (%)	1.69	1.69	1.71	1.67	1.66
Ratio of gross expenses to average
net assets (%)	1.69	1.69	1.71	1.67[5]	1.66[5]
Ratio of net investment income
to average net assets (%)	3.93	3.87	3.74	3.68	3.47
Portfolio turnover (%)	18	21	13	33	41

1 Audited by previous auditor.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

California Tax-Free Income Fund

Notes to financial statements

Note 1
Accounting policies

John Hancock California Tax-Free Income Fund (the Fund) is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund seeks a high level of current income, consistent with the preservation of capital, that is exempt from federal and California personal income taxes. Since the Fund invests primarily in California issuers, the Fund may be affected by political, economic or regulatory developments in the state of California.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchases.

Significant accounting policies of the Fund are as follows:

Security valuation

The net asset value of the shares of Class A, Class B and Class C of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/ or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

California Tax-Free Income Fund

The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a “when-issued” or “forward commitment” basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended August 31, 2007.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. Capital loss carryforward utilized for the year ended August 31, 2007 amounted to $1,072,410.

New accounting pronouncements

In July 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of FIN 48 for regulated investment companies for an additional six months. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund’s net assets, results of operations and financial statement disclosures.

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

California Tax-Free Income Fund

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day and distributed monthly. During the year ended August 31, 2006, the tax character of distributions paid was as follows: ordinary income $94,280 and exempt income $14,596,258. During the year ended August 31, 2007, the tax character of distributions paid was as follows: ordinary income $48,591 and exempt income $13,998,255. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of August 31, 2007, the components of distributable earnings on a tax basis included $145,221 of undistributed tax exempt income and $368,035 of undistributed long-term gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund’s average daily net asset value and (b) 0.50% of the Fund’s average daily net asset value in excess of $500,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (Sovereign), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (JHLICO), a subsidiary of MFC. The Adviser remains the principal adviser of the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $979.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.15% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a

California Tax-Free Income Fund

portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreements described above for the year ended August 31, 2007, were as follows:

Distribution and
Share class	service fees

Class A	$454,803
Class B	192,306
Class C	93,862
Total	$740,971

Class A shares are assessed up-front sales charges. During the year ended August 31, 2007, JH Funds received net up-front sales charges of $273,274 with regard to sales of Class A shares. Of this amount, $37,014 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $235,396 was paid as sales commissions to unrelated broker-dealers and $1,314 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), a subsidiary of MFC, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended August 31, 2007, CDSCs received by JH Funds amounted to $32,192 for Class B shares and $2,534 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The Fund pays a monthly fee which is based on an annual rate of $16 for each Class A shareholder account, $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account. For Class A, Class B and Class C shares, the Fund also pays a monthly transfer agent fee at an annual rate of 0.01% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $40,057 with an effective rate of 0.01% of the Fund’s average daily net asset value. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

California Tax-Free Income Fund

Note 3
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund believes the risk of loss to be remote.

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended August 31, 2006 and August 31, 2007, along with the corresponding dollar value.

	Year ended 8-31-06		Year ended 8-31-07
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,004,815	$21,719,304	3,792,506	$41,272,167
Distributions reinvested	679,611	7,377,136	657,865	7,156,422
Repurchased	(3,193,562)	(34,676,276)	(2,952,305)	(32,110,845)
Net increase (decrease)	(509,136)	($5,579,836)	1,498,066	$16,317,744

Class B shares

Sold	145,122	$1,582,348	71,439	$777,087
Distributions reinvested	50,615	549,557	32,893	358,311
Repurchased	(947,874)	(10,292,087)	(895,152)	(9,748,798)
Net decrease	(752,137)	($8,160,182)	(790,820)	($8,613,400)

Class C shares

Sold	156,607	$1,702,088	444,131	$4,844,342
Distributions reinvested	12,137	131,707	14,852	161,580
Repurchased	(95,189)	(1,033,098)	(188,913)	(2,054,338)
Net increase	73,555	$800,697	270,070	$2,951,584

Net increase (decrease)	(1,187,718)	($12,939,321)	977,316	$10,655,928

Note 5
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended August 31, 2007, aggregated $146,859,841 and $135,164,720, respectively.

The cost of investments owned on August 31, 2007, including short-term investments, for federal income tax purposes was $312,584,299. Gross unrealized appreciation and depreciation of investments aggregated $19,092,706 and $2,825,089, respectively, resulting in net unrealized appreciation of $16,267,617. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to amortization of premiums and accretion of discounts on debt securities.

Note 6
Reclassification of accounts

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period. During the year ended August 31, 2007, the Fund reclassified amounts to reflect an increase in accumulated net realized gain on investments of $246,146, a decrease in accumulated net investment income of $77,540 and a decrease in capital paid-in of $168,606. These reclassifications are primarily attributable to certain differences

California Tax-Free Income Fund

in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, for amortization of premium on debt securities. The calculation of net investment income per share in the Fund’s Financial Highlights excludes these adjustments.

California Tax-Free Income Fund

Auditors report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock California Tax-Free Income Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock California Tax-Free Income Fund (the Fund) at August 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before August 31, 2005 were audited by other auditors whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 19, 2007

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2007.

None of the 2006 income dividends qualify for the corporate dividends-received deduction. Shareholders who are not subject to the alternative minimum tax received income dividends that are 99.67% tax-exempt. The percentage of income dividends from the Fund subject to the alternative minimum tax is 4.69% . None of the income dividends were derived from U.S. Treasury Bills.

For specific information on exception provisions in your state, consult your local state tax officer or your tax adviser. Shareholders will be mailed a 2007 U.S. Treasury Department Form 1099-DIV in January 2008. This will reflect the total of all distributions that are taxable for calendar year 2007.

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock California Tax-Free Income Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Tax-Exempt Series Fund (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock California Tax-Free Income Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the periods under review was generally competitive with the performance of the Peer Group and Category medians, and its benchmark index, the Lehman Brothers Municipal Bond Index. The Board noted that, for the 5- and 10-year periods under review, the Fund’s performance was equal to or not appreciably lower than the performance of the Peer Group median, and was lower than the performance of the Category median and benchmark index. The Board viewed favorably that the more recent performance of the Fund for the 1- and 3-year periods ended December 31, 2006 was higher than the performance of the Peer Group and Category medians and its benchmark index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was not appreciably higher than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board also noted the differences in the funds included in the Peer Group and Category, including differences in the employment of fee waivers. The Board noted that the Fund’s Gross Expense Ratio was lower than the Peer Group and Category medians. The Board also noted that Fund’s Net Expense Ratio was lower than the Peer Group median and not appreciably higher than the median of the Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion, Born: 1946	1998	58

Independent Chairman (since 2005);
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director, The New England Council and
Massachusetts Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock Exchange;
Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee, Emmanuel College;
Director, Boston Municipal Research Bureau; Member of the Advisory Board, Carroll Graduate School
of Management at Boston College.

James F. Carlin, Born: 1940	1994	58

Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President,
Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee, Massachusetts Health and
Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	1989	58

Former Chancellor, University of Texas System, and former President, University of Texas at Austin;
Chairman and Chief Executive Officer, IBT Technologies (until 2001); Director of the following: Hire.
com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc. (elec-
tronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile
Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (since 2000)
and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge,
Inc. (college fundraising) (until 2001); Advisory Director, Q Investments (until 2003); Advisory Director,
JPMorgan Chase Bank (formerly Texas Commerce Bank–Austin), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner, [2] Born: 1938	1994	58

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association (until 2007).

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

John A. Moore,[2] Born: 1939	2005	58

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(since 2002).

Patti McGill Peterson,[2] Born: 1943	2005	58

Executive Director, Council for International Exchange of Scholars and Vice President, Institute of In-
ternational Education (since 1998); Senior Fellow, Cornell Institute of Public Affairs, Cornell University
(until 1998); Former President, Wells College and St. Lawrence University; Director, Niagara Mohawk
Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	1994	58

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2001); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	263

President, John Hancock Insurance Group; Executive Vice President, John Hancock Life Insurance
Company (since June 2004); Chairman and Director, John Hancock Advisers, LLC (the Adviser), John
Hancock Funds, LLC and The Berkeley Financial Group, LLC (The Berkeley Group) (holding company)
(since 2005); Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.) (until 2004).

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Chairman, Investment Company
Institute Sales Force Marketing Committee (since 2003); Director, President and Chief Executive Officer,
MFC Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds and John Hancock Funds III (since 2006); Secretary, John
Hancock Funds II and Assistant Secretary, John Hancock Trust (since June 2007); Vice President and
Associate General Counsel, Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and
Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel, MassMutual Select
Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (June 2007–Present); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (reg-
istered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005);
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President, John
Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (June 2007–
Present); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III
and John Hancock Trust (June 2007–Present); Director, Executive Vice President and Chief Financial
Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (until June 2007); Executive Vice
President and Chief Financial Officer, John Hancock Investment Management Services, LLC (since 2005);
Vice President and Chief Financial Officer, MFC Global (U.S.) (since 2005); Director, John Hancock
Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock Funds, John Hancock Funds II,
John Hancock Funds III and John Hancock Trust (2005–June 2007); Vice President and General Manager,
Fixed Annuities, U.S. Wealth Management (until 2005); Vice President, Operations, Manulife Wood
Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

Why John Hancock Funds?

For more than three decades, John Hancock Funds has been helping individual, corporate and institutional clients reach their most important financial goals. With so many fund companies to choose from, why should you invest with us?

► A name you know and trust

When you invest with John Hancock Funds, you are investing with one of the most recognized and respected names in the financial services industry. Our parent company has been helping individuals and institutions increase and protect wealth since 1862.

► Solutions across the investing spectrum

We offer equity, income, international, sector and asset allocation investment solutions managed by leading institutional money managers. Each of our funds utilizes a disciplined, team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals.

► Committed to you

Our shareholders come first. We work hard to provide you with the products you need to build a solid financial foundation. We’re proud to offer you award-winning services and tools, like the www.jhfunds.com Web site, to help you every step of the way.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Preston Gates Ellis LLP
Boston, MA 02210-2805	New York, NY 10286	One Lincoln Street
Boston, MA 02111-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered
Management (U.S.), LLC	Services, Inc.	public accounting firm
101 Huntington Avenue	One John Hancock Way,	PricewaterhouseCoopers LLP
Boston, MA 02199	Suite 1000	125 High Street
	Boston, MA 02217-1000	Boston, MA 02110
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY	INTERNATIONAL/GLOBAL
Balanced Fund	Global Opportunities Fund
Classic Value Fund	Global Shareholder Yield Fund
Classic Value Fund II	Greater China Opportunities Fund
Classic Value Mega Cap Fund	International Allocation Portfolio
Core Equity Fund	International Classic Value Fund
Growth Fund	International Core Fund
Growth Opportunities Fund	International Growth Fund
Growth Trends Fund
Intrinsic Value Fund	INCOME
Large Cap Equity Fund	Bond Fund
Large Cap Select Fund	Government Income Fund
Mid Cap Equity Fund	High Yield Fund
Multi Cap Growth Fund	Investment Grade Bond Fund
Small Cap Equity Fund	Strategic Income Fund
Small Cap Fund
Small Cap Intrinsic Value Fund	TAX-FREE INCOME
Sovereign Investors Fund	California Tax-Free Income Fund
U.S. Core Fund	High Yield Municipal Bond Fund
U.S. Global Leaders Growth Fund	Massachusetts Tax-Free Income Fund
Value Opportunities Fund	New York Tax-Free Income Fund
Tax-Free Bond Fund
ASSET ALLOCATION
Lifecycle 2010 Portfolio	MONEY MARKET
Lifecycle 2015 Portfolio	Money Market Fund
Lifecycle 2020 Portfolio
Lifecycle 2025 Portfolio	CLOSED-END
Lifecycle 2030 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2035 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2040 Portfolio	Income Securities Trust
Lifecycle 2045 Portfolio	Investors Trust
Lifecycle Retirement Portfolio	Patriot Premium Dividend Fund II
Lifestyle Aggressive Portfolio	Preferred Income Fund
Lifestyle Balanced Portfolio	Preferred Income II Fund
Lifestyle Conservative Portfolio	Preferred Income III Fund
Lifestyle Growth Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Moderate Portfolio	Tax-Advantaged Global Shareholder Yield Fund

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.	5300A 8/07
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/07

ITEM 2. CODE OF ETHICS.

As of the end of the period, August 31, 2007, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $26,850 for the fiscal year ended August 31, 2007 and $26,850 for the fiscal year ended August 31, 2006. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended August 31, 2007 and fiscal year ended August 31, 2006 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $3,400 for the fiscal year ended August 31, 2007 and $3,400 for the fiscal year ended August 31, 2006. The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended August 31, 2007 and fiscal year ended August 31, 2006 billed to the registrant or to the control affiliates.

(e)(1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended August 31, 2007 and August 31, 2006 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant’s principal accountant, for the fiscal year ended August 31, 2007, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $1,684,235 for the fiscal year ended August 31, 2007, and $438,491 for the fiscal year ended August 31, 2006.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman

Charles L. Ladner

Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders August recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(3) Proxy Voting Policies and Procedures are attached.

(c)(4) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 26, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: October 26, 2007